Investments	6 Months Ended
Jun. 30, 2026
Investments [Abstract]
INVESTMENTS
8.	INVESTMENTS

Investments consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
		(Unaudited)
Fixed deposit receipt, current	$1,497	$5,505
Total short-term investments	1,497	5,505

Fixed deposit receipt, non-current	10,545	9,102
Total long-term investments	10,545	9,102
Total investments	$12,042	$14,607

As of December 31, 2025, an amount of $1,092 of short-term investments and $5,258 of long-term investments in bank fixed deposits were pledged for Jiangxi Yibo’s issuance of commercial bank acceptance bills. Long-term fixed deposits will expire in 2027 with a deposit term of three years. All the fixed deposits were deposited in local banks in the PRC.

As of June 30, 2026, $1,665 of short-term investments and $4,773 of long-term investments in bank fixed deposits were pledged for Jiangxi Yibo’s issuance of commercial bank acceptance bills. Long-term fixed deposits will expire in 2029 with a deposit term of three years. All the fixed deposits were deposited in local banks in the PRC.